RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	$ 5,028,898	$ 4,555,096	$ 1,034,668	$ 644,607
Amounts Due to Related Parties	52,725	87,459		$ 6,758
Tencent Group
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	349	372
Amounts Due to Related Parties	52,725	87,459
Transactions with Related Parties	175,717	165,885	57,209
Tencent Group | Cloud service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties	171,692	114,386	48,940
Tencent Group | Software purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties	1,997	3,869	508
Tencent Group | SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts Due to Related Parties	231	265
Services provided by related parties	1,018	1,197	2,511
Tencent Group | ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts Due to Related Parties	3,822	1,307
Income from related parties	675	640	595
Tencent Group | Other services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties	335	135
Tencent Group | Equipment purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties		45,658	4,496
Tencent Group | Cloud equipment and services
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts Due to Related Parties	$ 48,672	$ 85,887
Tencent Group | Advertising expenses
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties			$ 159